Convertible debt and loans payable - Summary of Loans payable (Detail)	12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)
Loans Payable With Interest Rate Three Point Two Six Percentage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 42,064		$ 49,837
Interest rate	3.60%
Borrowings periodic payment	$ 601	$ 801
Borrowings frequency of periodic payment	monthly	monthly
Loans Payable With Interest Rate Four Point Five Percentage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 30,552		36,735
Interest rate	4.50%
Borrowings periodic payment	$ 526	$ 700
Borrowings frequency of periodic payment	monthly	monthly
Loans Payable [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,616		$ 86,572